STUART M. FRIED, CPA















                                  LENED, INC.
                                  -----------

                             REPORT TO STOCKHOLDERS
                             ----------------------

                              FINANCIAL STATEMENTS
                              --------------------

                    YEARS ENDED SEPTEMBER 30, 1998 AND 1997
                    ---------------------------------------

                                                           STUART M. FRIED, CPA



                                  LENED, INC.
                                  -----------
                             REPORT TO STOCKHOLDERS
                             ----------------------
                              FINANCIAL STATEMENTS
                              --------------------
                               TABLE OF CONTENTS
                               -----------------
                    YEARS ENDED SEPTEMBER 30, 1998 AND 1997
                    ---------------------------------------






                                                                  PAGE
                                                                  ----

INDEPENDENT AUDITOR'S REPORT                                        1

STATEMENTS OF ASSETS, LIABILITIES AND
CAPITAL SECURITIES                                                  2

STATEMENTS OF OPERATIONS, UNDISTRIBUTED NET
INCOME (LOSS)                                                       3

STATEMENTS OF CHANGES IN NET ASSETS                                 4

STATEMENTS OF CASH FLOWS                                            5

NOTES TO FINANCIAL STATEMENTS                                     6-13

                                STUART M. FRIED
                          CERTIFIED PUBLIC ACCOUNTANT
                               11 TWIN BROOK ROAD
                           WEST CALDWELL, N.J. 07006
                                      ---
                                 (973) 226-4006






                          INDEPENDENT AUDITOR'S REPORT


To the Board of Directors and
Stockholders of Lened, Inc.
c/o Joseph Flusfeder
15 West 53rd Street
New York, New  York


We have audited the accompanying statements of assets, liabilities and capital securities of Lened, Inc. (a New Jersey Corporation), as of September 30, 1998 and 1997, and the related statements of operations, undistributed net income
(loss) and statements of changes in net assets, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. The investment securities held in custody were confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lened, Inc. as of September 30, 1998 and 1997, and the results of its operations and its cash flows for the years then ended in conformity with generally accepted accounting principles.



                                                           /s/ STUART M. FRIED

                                                           STUART M. FRIED, CPA
West Caldwell, New Jersey
November 7, 1998

                                                           STUART M. FRIED, CPA


                                  LENED, INC.
                                  -----------
                       STATEMENTS OF ASSETS, LIABILITIES
                       ---------------------------------
                             AND CAPITAL SECURITIES
                             ----------------------

                                     ASSETS
                                     ------

                                                                                SEPTEMBER 30,
                                                                          -------------------------
                                                                          1998                 1997
                                                                          ----                 ----
INVESTMENT IN MUNICIPAL BONDS,
 with accrued interest - at fair market value
 (amortized cost $1,753,856 and
 $1,793,110) (Note 1)                                                  $1,835,554           $1,865,312
Cash                                                                            0                  615
Investment in Vista New York Tax-Free
 Money Market Fund (3.02% avg. Interest rate)                              43,563                5,715
Prepaid expenses                                                            1,296                1,297
                                                                       ----------           ----------

                                                                       $1,880,413           $1,872,939
                                                                       ==========           ==========

                       LIABILITIES AND CAPITAL SECURITIES
                       ----------------------------------
LIABILITIES:
    Dividends payable                                                  $   79,211           $   79,669
    Other current liabilities                                               6,937               13,273
                                                                       ----------           ----------       -

                                                                           86,148               92,942
                                                                       ----------           ----------       -

NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES:

CAPITAL SHARES
    Common stock, no par value, 25,200 shares
     authorized, 18,960 issued and outstanding                         $   22,500           $   22,500
    Paid in capital                                                       144,732              144,732
    Retained earnings                                                   1,569,895            1,569,202
    Undistributed net income (loss)                                           685                  693
    Unrealized appreciation of investments                                 56,453               42,870
                                                                       ----------           ----------
Total stockholders' equity (equivalent to
$94.63 per share at 9/30/98 and $93.88
per share at 9/30/97)                                                   1,794,265            1,779,997
                                                                       ----------           ----------

                                                                       $1,880,413           $1,872,939
                                                                       ==========           ==========

The accompanying notes are an integral part of these financial statements.

                                                           STUART M. FRIED, CPA



                                  LENED, INC.
                                  -----------
                           STATEMENTS OF OPERATIONS,
                           -------------------------
                        UNDISTRIBUTED NET INCOME (LOSS)
                        -------------------------------


                                                                           YEARS ENDED SEPTEMBER 30,
                                                                           -------------------------
                                                                            1998               1997
                                                                            ----               -----
INVESTMENT INCOME:

  INCOME
    Interest income on tax free municipals                               $   89,599         $   97,787
   Dividend income - tax free                                                 1,413              2,080
                                                                         ----------         ----------

                                                                             91,012             99,867
                                                                         ----------         ----------


  EXPENSES:
    Custodial fees (Note 4)                                                   2,081              1,908
    Audit fees                                                                2,400              2,400
    Legal fees                                                                5,755              7,087
    Taxes other than income taxes                                               250                250
    Office expense                                                            8,613              9,751
    Insurance                                                                 1,300              1,296
    Filing fees                                                                   0                250
                                                                         ----------         ----------

                                                                             20,399             22,942

INVESTMENT INCOME                                                            70,613             76,925

Net realized gain (loss) from investment transactions                         9,398              3,550
                                                                         ----------         ----------

INVESTMENT INCOME BEFORE FEDERAL
 INCOME TAX                                                                  80,011             80,475
Less:  Federal income taxes                                                     115                113
                                                                         ----------         ----------

NET INVESTMENT INCOME                                                        79,896             80,362

Less: Dividends paid                                                         79,211             79,669
                                                                         ----------         ----------

UNDISTRIBUTED NET INCOME (LOSS)                                          $      685         $      693
                                                                         ==========         ==========




UNREALIZED APPRECIATION OF INVESTMENTS                                   $   56,453         $   42,870
                                                                         ==========         ==========



The accompanying notes are an integral part of these financial statements.

                                                           STUART M. FRIED, CPA




                                  LENED, INC.
                                  -----------
                      STATEMENTS OF CHANGES IN NET ASSETS
                      -----------------------------------


                                                                              YEARS ENDED SEPTEMBER 30,
                                                                              ------------------------
                                                                             1998                   1997
                                                                             ----                   ----
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
    Investment income - net                                             $     70,498           $     76,812
    Net realized gain (loss) on investments                                    9,398                  3,550
    Change in unrealized appreciation (depreciation)                          13,583                 13,588
                                                                        ------------           ------------


NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                                               93,479                 93,950

DISTRIBUTION TO SHAREHOLDERS FROM
NET INVESTMENT INCOME                                                         79,211                 79,669
                                                                        ------------           ------------

TOTAL INCREASE (DECREASE)                                                     14,268                 14,281

NET ASSETS BEGINNING OF PERIOD                                             1,779,997              1,765,716
                                                                        ------------           ------------

NET ASSETS END OF PERIOD (Including
Undistributed Net Income of $(685) and
$(693), respectively)                                                   $  1,794,265           $  1,779,997
                                                                        ============           ============



DIVIDENDS PER SHARE                                                     $       4.17           $       4.20
                                                                        ============           ============










The accompanying notes are an integral part of these financial statements.

                                                           STUART M. FRIED, CPA


                                  LENED, INC.
                                  -----------
                            STATEMENT OF CASH FLOWS
                            -----------------------
                          INCREASE (DECREASE) IN CASH
                          ---------------------------



                                                                           YEARS ENDED SEPTEMBER 30,
                                                                           -------------------------
                                                                           1998                1997
                                                                           ----                ----
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                           $   79,896          $   80,362
  Adjustments to reconcile net income to net
  cash provided by operating activities:
     Changes in assets and liabilities:
       (Increase) Decrease in municipal bonds with
         accrued interest at fair market value                             29,758             (79,228)
       (Increase) Decrease in Vista New York
         Tax Free Money Market Fund                                       (37,848)             75,893
       (Increase) Decrease in prepaid expenses                                  1                  (4)
       Increase (Decrease) in other current liabilities                    (6,336)              1,632
       Realized (gain) loss from investment transactions
        included in net income                                             (9,398)             (3,550)
                                                                       ----------          ----------

NET CASH PROVIDED BY OPERATING ACTIVITIES                                  56,073              75,105
                                                                       ----------          ----------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Increase (Decrease) in unrealized appreciation                           13,583              13,588
   of investments
Realized gain (loss) from investment transactions                           9,398               3,550
                                                                       ----------          ----------

NET CASH (USED) PROVIDED BY INVESTING
ACTIVITIES                                                                 22,981              17,138

CASH FLOWS FROM FINANCING ACTIVITIES:
  Dividends paid                                                          (79,669)            (92,531)
                                                                       ----------          ----------

NET INCREASE (DECREASE) IN CASH AND
 CASH EQUIVALENTS                                                            (615)               (288)


CASH - BEGINNING OF YEAR                                                      615                 903
                                                                       ----------          ----------

CASH - END OF YEAR                                                     $        0          $      615
                                                                       ==========          ==========

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:

  Cash paid during the year for:
     Income taxes                                                      $      250          $      250







The accompanying notes are an integral part of these financial statements.

                                                           STUART M. FRIED, CPA


                                  LENED, INC.
                                  -----------
                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
                               SEPTEMBER 30, 1998
                               ------------------




NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

Lened, Inc. was incorporated in New Jersey on January 31, 1957. Lened, Inc. commenced operations as an investment company investing at least 50% of the value of its total assets, determined at the close of each quarter of its taxable year, in tax-exempt state and local obligations, may distribute, as a tax-exempt dividend, to its shareholders an amount equal to the interest earned on such tax-exempt obligations, provided it designates such dividends as tax-exempt interest dividends. It is the Company's intention to invest substantially all of its assets, except such amounts as it may carry in demand deposits, in such tax-exempt obligations and to distribute all of its net income, including any net short-term capital gains, to its shareholders.

The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

       (a) Investments are valued by the Custodian. These values may not necessarily be bids or actual last sale prices, but are estimates of the fair value of the investment securities, based upon prevailing interest rates, applicable bond ratings and other factors influencing the markets in which the investments are purchased and sold.

       (b) It is the policy of the Company to continue to qualify as a regulated investment company if such qualifications are in the best interests of its shareholders, by complying with the provisions available under the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. Therefore, unless the Company has capital gains or interest on Treasury Bills, no federal tax provision is required.

                                                           STUART M. FRIED, CPA


                                  LENED, INC.
                                  -----------
                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
                               SEPTEMBER 30, 1998
                               ------------------


        (c) Realized gains and losses on investments are computed on the basis of the identified cost of the specific securities sold.

        (d) Securities transactions are recorded on the date the securities are purchased or sold (the trade date). Interest income (net of premium or discount amortization) is recorded as earned.

        (e) Unrealized Appreciation (Depreciation) of Investments is stated as the difference between amortized cost and fair market value. At September 30, 1998

                     Unrealized Appreciation of Bonds totaled        $  56,490
                     Unrealized Depreciation of Bonds totaled               37
                                                                     ---------
                     Net Unrealized Appreciation of Investments      $  56,453
                                                                     =========

NOTE 2 - PURCHASES, SALES AND REDEMPTIONS OF SECURITIES
-------------------------------------------------------

Securities exclusive of Vista New York Tax Free Money Market Fund purchased by the Company amounted to $502,150 for the year ended September 30, 1998 and $205,780 for the year ended September 30, 1996. Sales of securities exclusive of Vista New York Tax Free Money Market Fund amounted to $548,606 for the year ended September 30, 1998 and $143,093 for the year ended September 30, 1997.

NOTE 3 - DISTRIBUTIONS
----------------------

The Company distributed income of $79,211 ($4.17 per share) and $79,669 ($4.20 per share) for the years ended September 30, 1998 and 1997 in the form of dividends.

NOTE 4 - CUSTODIAL FEES
-----------------------

Pursuant to an agreement with the custodian, the custodial fee is based on the number of bond coupons redeemed based on an annual charge of $1.25 per $1,000 of the first $500,000, $.75 per $1,000 of the next $500,000 face value of bonds and $.50 per $1,000 face value above $1,000,000. A charge of $15 is made for each security transaction.

During the years ended September 30, 1998 and 1997, the Company was charged an aggregate of $2,081 and $1,908 respectively.

NOTE 5 - REMUNERATION
---------------------

The Company's policy is not to pay, and for the periods reported did not pay, remuneration to either officers or directors.

                                                           STUART M. FRIED, CPA


                                  LENED, INC.
                                  -----------
                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
                               SEPTEMBER 30, 1998
                               ------------------




NOTE 6 - CAPITAL PER SHARE AND RELATED INFORMATION
--------------------------------------------------

Selected data for a share of capital stock outstanding throughout the period:

                                                    YEARS ENDED SEPTEMBER 30,
                                                    -------------------------
                                                       1998          1997
                                                       ----          ----

Investment income                                    $  4.80       $  5.27
Operating expenses                                      1.08          1.21
                                                     -------       -------

INVESTMENT INCOME BEFORE FEDERAL                        3.72          4.06
 INCOME TAX

FEDERAL INCOME TAX                                         0             0
                                                     -------       -------

INVESTMENT INCOME - NET                                 3.72          4.06

Dividends to shareholders                               4.18          4.20
                                                     -------       -------

                                                        (.46)         (.14)

Realized and unrealized gain (loss)
 on investments - net                                   1.21           .89
                                                     -------       -------

CHANGE IN NET VALUE                                      .75           .75

NET ASSET VALUE:
  Beginning of period                                  93.88         93.13
                                                     -------       -------

  End of period                                      $ 94.63       $ 93.88
                                                     =======       =======

Ratio of operating expenses to
 average net assets                                     .011%        .0127%

Ratio of investment income net to
 average net assets                                     .050%        .0552%

Portfolio turnover                                      27.7%          8.1%

Number of shares outstanding at end
 of period                                            18,960        18,960

                                                           STUART M. FRIED, CPA


                                  LENED, INC.
                                  -----------
                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
                               SEPTEMBER 30, 1998
                               ------------------




NOTE 7 - INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
----------------------------------------------------------

                                                        Principal            Amortized       Fair Market*
Name and Title of Issuer                                 Amount                 Cost            Value
------------------------                                ---------            ---------       ------------
Akron N Y Cent Sch Dist G/O
DD 09/01/95  5.4% Due 6/1/01                            $  50,000            $ 51,054          $ 53,155

Akron N Y Cent Sch Dist G/O
DD 09/01/95  5.4% Due 6/1/02 (FSA)                         45,000              46,074            48,394

Chicago Cnty Minn Hsg & Redev Auth
DD 12/01/97  4.7%  Due 02/01/08
Call MSF OID Lease Rev                                     80,000              80,544            82,415

Clayton Cnty GA Hsg
Auth, Multifa
DD 07/01/97  4.55%  Due 07/01/02
Pointe Clear Apts Proj                                     50,000              50,000            51,388

Dade Cnty Fla Res Recovery FAC
DD 09/01/96  5.0% Due 10/01/03
REF (AMBAC) Rev                                            90,000              89,626            96,544

District  Columbia G/O
DD 05/01/93  5.625% Due 6/1/02
Ref-A OID                                                  50,000              50,128            53,230

District  Columbia
DD 06/01/93  6.0%  Due 06/01/09
Call Unrefunded Bal-E-Capmac-ITC                           50,000              51,423            55,757

District Columbia G/O
DD 05/01/93 5.625% Due 6/1/02
Ref- Ser A (FSA- CR)                                       90,000              91,759            96,911



                                      -9-

                                                           STUART M. FRIED, CPA


                                  LENED, INC.
                                  -----------
                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
                               SEPTEMBER 30, 1998
                               ------------------




                                                        Principal            Amortized       Fair Market*
Name and Title of Issuer                                 Amount                 Cost            Value
------------------------                                ---------            ---------       ------------

Fenton Mo Pub Auth Leasehold Rev
DD 12/15/97  4.750% Due 01/01/07
OID                                                        80,000              79,725            83,480

Grand Folks N D Health Care Sys
DD 06/01/97 5.5% Due 08/15/07
Altru Health Sys Oblig Group                               80,000              83,752            88,060

Greenville Hosp Sys S C Hosp Fac
DD 03/01/96 4.9% Due 05/01/03
Ser B                                                      95,000              95,002           100,850

Idaho Hlth Facs Auth Rev
DD 02/01/88  7.6%  Due 05/01/05
Call Ref- Bannock Reg Med Ctr Pro                          20,000              20,084            21,105

Iowa Student Ln Liquidity Corp.
DD 02/15/91  6.6%  Due 12/01/00
Student Ln Rev Ser C  Ambac                                90,000              92,204            97,040

Los Angeles Cnty Calif Pub Wksfi
DD 08/01/93  4.6%  Due 03/01/02
Ref-Cap Construction                                      100,000              98,856           103,473

Manatee Cnty Fla Hsg Fin Auth Rev
DD 06/01/85  9.125%  Due 06/01/16
Callable Sgl Fam Series A FGIC                              5,000               5,047             5,162

Maryland St Cmnty Dev Admin Dept.
DD 06/01/97  4.6% Due 1/01/03
Hsg-Ser A                                                  30,000              30,000            30,879

Mississippi Dev Bk Spl Oblig
DD 11/01/97  4.8%  Due 11/01/08
Call Desoto Cnty Convention Ctr                            30,000              30,000            31,979


                                      -10-

                                                           STUART M. FRIED, CPA


                                  LENED, INC.
                                  -----------
                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
                               SEPTEMBER 30, 1998
                               ------------------



                                                        Principal            Amortized       Fair Market*
Name and Title of Issuer                                 Amount                 Cost            Value
------------------------                                ---------            ---------       ------------

Nebraska Invt Fin Auth Sing/Famil
DD 09/01/97  5.0%  Due 9/01/07
Ser D                                                      50,000               49,998           52,101

Nebraska Pub Pwr Dist Rev
DD 03/01/93 4.5% Due 1/1/00
Ref-Pwr Supply Sys-Ser B                                   70,000               69,314           71,523

New Jersey Economic Dev Auth Rev
DD 06/01/94  5.4% Due 2/1/06
Call Peddie Sch Proj-Ser A                                 60,000               60,713           64,270

New York City G/O
DD 06/11/98  4.5%  Due 05/15/05
Series I                                                   25,000               25,000           25,888

New York St Dorm Auth Revs
DD 07/01/98  4.375%  Due 07/01/05
Ser 2 OID                                                  60,000               60,000           61,617

New York St Hsg Fin Agy
DD 01/01/71  6.5%  Due 11/01/99
Call Non Profit Hsg                                        25,000               24,944           26,236

New York St Environmental Facs
DD 07/15/89  7.5%  Due  10/01/12
Call Huntington Proj-Ser A Amt                             50,000               50,000           54,341


                                      -11-

                                                           STUART M. FRIED, CPA


                                  LENED, INC.
                                  -----------
                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
                               SEPTEMBER 30, 1998
                               ------------------



                                                        Principal            Amortized       Fair Market*
Name and Title of Issuer                                 Amount                 Cost            Value
------------------------                                ---------            ---------       ------------

Pennsylvania St Tpk Comm Rev
DD 08/01/92  5.7%  Due 12/01/06
Call OID Ser  (FGIC)                                       25,000               26,249           27,545

Philadelphia PA Auth For Indl
DD 01/01/98  4.750%  Due 06/15/06
Call Franklin Institute PJ                                 80,000               80,000           82,248

Pierce County Wash Swr
DD 07/01/93 5.2% DUE 02/01/05
Call Ref & Impt OID                                        25,000               25,605           26,287

Sarasota Cnty Fla Util Sys Rev
DD 01/01/93  5.7%  Due 10/01/05
Call Ref FGIC OID                                          15,000               15,846           16,670

Sedalia Mo Hosp Rev
DD 07/01/97  4.6%  Due 03/01/03
Call Bothwell Regl Health Ctr                              50,000               50,000           51,415

South Brunswick Twp NJ
DD 08/01/93  5.0%  Due 08/01/06
Call Ref G/O OID                                           20,000               20,265           21,401



                                      -12-

                                                           STUART M. FRIED, CPA


                                  LENED, INC.
                                  -----------
                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
                               SEPTEMBER 30, 1998
                               ------------------



                                                        Principal            Amortized       Fair Market*
Name and Title of Issuer                                 Amount                 Cost            Value
------------------------                                ---------            ---------       ------------

Texas Nat'l Research Lab Commn
DD 12/01/91  6.0%  Due 12/01/98
Superconducting Collider (ETM)                             75,000               74,995           76,842

Trinity Riv Auth Tx Big Bear
DD 02/15/96  4.5%  Due 02/01/03
Ref-Wastewtr Sys Contract MBIA                             75,000               75,000           77,348
                                                       ----------           ----------       ----------


TOTAL INVESTMENT - 100.02%                             $1,740,000           $1,753,207        1,835,554
                                                       ==========           ==========

OTHER ASSETS LESS LIABILITIES - (.02%)                                                          (41,289)
                                                                                             ----------

NET ASSETS - 100%                                                                            $1,794,265
                                                                                             ==========

NET ASSET VALUE PER SHARE                                                                    $    94.63
                                                                                             ==========

OUTSTANDING SHARES AT SEPTEMBER 30, 1998                                                         18,960
                                                                                             ==========


 *  Includes accrued interest






                                      -13-